Debt Issued	12 Months Ended
Dec. 31, 2019
Debt Issued [abstract]
Debt Issued
22.	Debt Issued:

As of December 31, 2018 and 2019, Debt issued is detailed as follows:

	2018 MCh$	2019 MCh$
Mortgage bonds	16,368	10,898
Bonds	6,772,990	7,912,621
Subordinated bonds	686,194	889,895
Total	7,475,552	8,813,414

During the year ended as of December 31, 2019, Banco de Chile issued bonds by an amount of Ch$2,625,176 million, from which corresponds to Short-Term Bonds, Current Bonds and Subordinated Bonds by an amount of Ch$944,413 million, Ch$1,465,406 and Ch$215,357 million respectively, according to the following details:

Short-term Bonds

Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Citibank N.A.	USD	40,937	2.91	04/01/2019	04/04/2019
Wells Fargo Bank	USD	40,264	2.85	17/01/2019	24/04/2019
Citibank N.A.	USD	33,598	2.80	22/01/2019	22/04/2019
Citibank N.A.	USD	53,250	2.67	04/04/2019	02/07/2019
Citibank N.A.	USD	27,886	2.67	09/04/2019	09/08/2019
Citibank N.A.	USD	33,257	2.66	11/04/2019	11/07/2019
Wells Fargo Bank	USD	33,257	2.68	11/04/2019	11/10/2019
Citibank N.A.	USD	33,051	2.66	12/04/2019	22/07/2019
Wells Fargo Bank	USD	3,966	2.67	12/04/2019	12/09/2019
Citibank N.A.	USD	27,184	2.67	29/04/2019	29/10/2019
Wells Fargo Bank	USD	33,838	2.60	30/04/2019	30/07/2019
Citibank N.A.	USD	34,795	2.61	17/05/2019	18/11/2019
Citibank N.A.	USD	34,842	2.59	23/05/2019	22/08/2019
Bank of America	USD	34,208	2.50	21/06/2019	22/08/2019
Wells Fargo Bank	USD	3,421	2.50	24/06/2019	25/07/2019
Citibank N.A.	USD	547	2.40	24/06/2019	15/10/2019
Citibank N.A.	USD	13,620	2.50	25/06/2019	05/08/2019
Citibank N.A.	USD	13,575	2.51	28/06/2019	01/08/2019
Citibank N.A.	USD	34,070	2.38	11/07/2019	09/10/2019
Citibank N.A.	USD	29,883	2.25	09/08/2019	12/11/2019
Wells Fargo Bank	USD	3,525	2.03	13/08/2019	08/05/2020
Citibank N.A.	USD	35,676	2.20	22/08/2019	21/11/2019
Wells Fargo Bank	USD	21,350	2.20	10/09/2019	09/12/2019
Wells Fargo Bank	USD	7,117	2.20	11/09/2019	16/12/2019
Wells Fargo Bank	USD	28,466	2.20	11/09/2019	10/12/2019
Citibank N.A.	USD	15,799	2.10	07/10/2019	07/01/2020
Citibank N.A.	USD	36,206	2.07	09/10/2019	09/01/2020
Citibank N.A.	USD	36,212	2.00	24/10/2019	29/01/2020
Bank of America	USD	36,212	2.00	24/10/2019	24/01/2020
Citibank N.A.	USD	18,200	2.00	25/10/2019	03/02/2020
Citibank N.A.	USD	31,819	1.91	04/11/2019	13/01/2020
Citibank N.A.	USD	31,239	1.97	12/11/2019	12/02/2020
Citibank N.A.	USD	4,554	2.05	22/11/2019	07/08/2020
Citibank N.A.	USD	7,989	2.05	22/11/2019	07/08/2020
Citibank N.A.	USD	18,750	2.07	04/12/2019	07/08/2020
Citibank N.A.	USD	23,268	2.05	09/12/2019	09/04/2020
Wells Fargo Bank	USD	3,877	2.04	09/12/2019	05/06/2020
Wells Fargo Bank	USD	15,395	2.04	11/12/2019	27/03/2020
Citibank N.A.	USD	1,792	2.03	30/12/2019	20/07/2020
Wells Fargo Bank	USD	7,518	2.10	30/12/2019	15/12/2020
Total as of December 31, 2019		944,413

Current Bonds Long-Term

Series	Currency	Amount MCh$	Terms Years	Annual issue rate %	Issue date	Maturity date

BCHIEC0817	UF	83,470	5	1.55	30/01/2019	30/01/2024
BCHIED1117	UF	41,711	5	1.54	14/03/2019	14/03/2024
BCHIED1117	UF	5,587	5	1.45	19/03/2019	19/03/2024
BCHIED1117	UF	36,317	5	1.45	20/03/2019	20/03/2024
BCHIDW1017	UF	84,359	2	0.93	09/05/2019	09/05/2021
BCHIDW1017	UF	57,091	2	0.57	24/06/2019	24/06/2021
BCHIEH0917	UF	58,867	7	1.04	01/07/2019	01/07/2026
BCHIEB1117	UF	86,682	4	0.83	01/07/2019	01/07/2023
BCHIEH0917	UF	29,514	7	1.00	02/07/2019	02/07/2026
BCHIEI1117	UF	60,697	7	0.66	19/07/2019	19/07/2026
BCHIEI1117	UF	22,063	7	0.51	30/07/2019	30/07/2026
BCHIEI1117	UF	8,613	7	0.45	01/08/2019	01/08/2026
BCHICC0815	UF	71,703	12	0.54	05/08/2019	05/08/2031
BCHICA1015	UF	71,221	11	0.54	05/08/2019	05/08/2030
BCHICB1215	UF	14,496	11	0.44	07/08/2019	07/08/2030
BCHIEI1117	UF	7,764	7	0.30	07/08/2019	07/08/2026
BCHIEI1117	UF	20,212	7	0.28	08/08/2019	08/08/2026
BCHICB1215	UF	57,926	11	0.45	08/08/2019	08/08/2030
BCHIEI1117	UF	3,108	7	0.29	08/08/2019	08/08/2026
BCHIBV1015	UF	71,063	10	0.37	20/08/2019	20/08/2029
BCHIEV1117	UF	132,366	10	0.34	05/09/2019	05/09/2029
BCHIEK1117	UF	117,493	13	1.38	11/12/2019	11/12/2032
Subtotal UF		1,142,323

BONO JPY	JPY	63,041	20	1.00	14/05/2019	14/05/2039
BONO HKD	HKD	32,725	12	2.90	19/07/2019	19/07/2031
BONO AUD	AUD	36,519	20	3.50	28/08/2019	28/08/2039
BONO PEN	PEN	29,969	15	5.40	04/09/2019	04/09/2034
BONO AUD	AUD	24,547	15	3.13	09/09/2019	09/09/2034
BONO NOK	NOK	60,951	10	3.50	07/11/2019	07/11/2029
BONO AUD	AUD	39,067	20	3.55	11/11/2019	11/11/2039
BONO JPY	JPY	36,264	10	1.00	19/11/2019	19/11/2029
Subtotal Others currency		323,083
Total as of December 31, 2019		1,465,406

Subordinated bonds

Series	Currency	Amount MCh$	Terms Years	Annual issue rate %	Issue date	Maturity date

UCHI-J1111	UF	61,471	23	1.05	20/08/2019	20/08/2042
UCHI-J1111	UF	65,973	23	1.04	20/08/2019	20/08/2042
UCHI-J1111	UF	48,799	23	0.99	21/08/2019	21/08/2042
UCHI-I1111	UF	39,114	21	0.96	24/09/2019	24/09/2040
Total as of December 31, 2019		215,357

During the year ended as of December 31, 2018, Banco de Chile issued bonds by an amount of Ch$2,157,587 million, from which corresponds to Short-Term Bonds and Current Bonds by an amount of Ch$940,720 million and Ch$1,216,867 million respectively, according to the following details:

Short-term Bonds

Counterparty	Currency	Amount MCh$	Annual interest rate %	Issued date	Maturity date
Wells Fargo Bank	USD	2,998	1.85	06/02/2018	08/05/2018
Wells Fargo Bank	USD	2,998	1.93	06/02/2018	08/06/2018
Wells Fargo Bank	USD	2,998	1.98	06/02/2018	09/07/2018
Wells Fargo Bank	USD	2,998	2.05	06/02/2018	06/08/2018
Wells Fargo Bank	USD	2,998	2.05	06/02/2018	08/08/2018
Wells Fargo Bank	USD	29,716	2.25	28/02/2018	28/06/2018
Wells Fargo Bank	USD	1,723	2.40	28/02/2018	29/08/2018
Citibank N.A.	USD	6,894	2.60	28/02/2018	25/02/2019
Wells Fargo Bank	USD	13,780	2.30	02/03/2018	02/07/2018
Wells Fargo Bank	USD	4,489	2.30	05/03/2018	06/07/2018
Citibank N.A.	USD	18,080	2.22	07/03/2018	05/06/2018
Wells Fargo Bank	USD	1,747	2.25	13/03/2018	11/06/2018
Wells Fargo Bank	USD	3,006	2.45	14/03/2018	11/09/2018
Wells Fargo Bank	USD	606	2.60	15/03/2018	14/12/2018
Wells Fargo Bank	USD	605	2.60	29/03/2018	28/09/2018
Wells Fargo Bank	USD	60,343	2.60	05/04/2018	04/09/2018
Wells Fargo Bank	USD	30,254	2.50	06/04/2018	01/08/2018
Wells Fargo Bank	USD	1,743	2.40	10/04/2018	09/08/2018
Wells Fargo Bank	USD	8,918	2.75	13/04/2018	12/04/2019
Wells Fargo Bank	USD	8,946	2.75	17/04/2018	16/04/2019
Citibank N.A.	USD	19,046	2.36	08/05/2018	08/08/2018
Citibank N.A.	USD	31,665	2.38	09/05/2018	07/08/2018
Citibank N.A.	USD	1,873	2.37	10/05/2018	08/08/2018
Citibank N.A.	USD	12,250	2.36	14/05/2018	15/08/2018
Wells Fargo Bank	USD	18,968	2.70	11/06/2018	01/04/2019
Wells Fargo Bank	USD	28,973	2.42	13/06/2018	24/07/2018
Wells Fargo Bank	USD	15,991	2.45	19/06/2018	20/09/2018
Citibank N.A.	USD	12,778	2.41	20/06/2018	20/09/2018
Citibank N.A.	USD	31,944	2.45	20/06/2018	03/10/2018
Wells Fargo Bank	USD	3,194	2.65	20/06/2018	13/02/2019
Citibank N.A.	USD	3,885	2.50	22/06/2018	23/11/2018
Wells Fargo Bank	USD	19,495	2.20	28/06/2018	27/07/2018
Wells Fargo Bank	USD	4,875	2.30	03/07/2018	11/09/2018
Wells Fargo Bank	USD	29,556	2.30	06/07/2018	10/09/2018
Wells Fargo Bank	USD	62,079	2.45	17/07/2018	17/10/2018
Wells Fargo Bank	USD	32,729	2.45	24/07/2018	22/10/2018
Wells Fargo Bank	USD	19,283	2.45	27/07/2018	29/10/2018
Wells Fargo Bank	USD	31,919	2.50	30/07/2018	29/11/2018
Wells Fargo Bank	USD	16,039	2.52	01/08/2018	06/12/2018
Citibank N.A.	USD	25,787	2.50	02/08/2018	06/12/2018
Wells Fargo Bank	USD	10,859	2.47	07/08/2018	14/12/2018
Wells Fargo Bank	USD	3,238	2.46	09/08/2018	14/12/2018
Wells Fargo Bank	USD	17,070	2.53	31/08/2018	28/12/2018
Wells Fargo Bank	USD	6,929	2.58	04/09/2018	06/02/2019
Citibank N.A.	USD	34,646	2.57	04/09/2018	04/01/2019
Citibank N.A.	USD	4,902	2.24	07/09/2018	09/10/2018
Citibank N.A.	USD	34,525	2.25	07/09/2018	09/10/2018
Citibank N.A.	USD	1,742	2.23	10/09/2018	09/10/2018
Wells Fargo Bank	USD	3,484	2.65	10/09/2018	11/03/2019
Wells Fargo Bank	USD	6,026	2.45	11/09/2018	06/12/2018
Bofa Merrill Lynch	USD	18,421	2.62	14/09/2018	01/03/2019
Wells Fargo Bank	USD	33,464	2.48	20/09/2018	20/12/2018
Wells Fargo Bank	USD	1,322	2.70	03/10/2018	05/04/2019
Wells Fargo Bank	USD	13,591	2.78	12/10/2018	25/04/2019
Wells Fargo Bank	USD	6,694	2.55	16/10/2018	16/01/2019
Citibank N.A.	USD	6,713	2.50	17/10/2018	04/01/2019
Citibank N.A.	USD	34,208	2.65	23/10/2018	22/01/2019
Citibank N.A.	USD	20,483	2.84	11/12/2018	11/03/2019
Wells Fargo Bank	USD	2,236	2.90	12/12/2018	12/04/2019
Wells Fargo Bank	USD	34,555	2.67	20/12/2018	19/02/2019
Wells Fargo Bank	USD	10,466	2.97	27/12/2018	02/05/2019
Wells Fargo Bank	USD	6,977	2.97	27/12/2018	29/04/2019
Total as of December 31, 2018		940,720

Current Bonds Long-Term

Series	Currency	Amount MCh$	Terms Years	Annual issue rate %	Issue date	Maturity date

BCHIEA0617	UF	106,001	6	1.60	03/01/2018	03/01/2024
BCHIBN1015	UF	114,212	12	2.90	24/01/2018	24/01/2030
BCHIEF1117	UF	79,612	8	1.80	09/02/2018	09/02/2026
BCHIEP0717	UF	104,550	11	2.00	13/02/2018	13/02/2029
BCHIBT1215	UF	57,936	14	3.00	13/03/2018	13/03/2032
BCHIBW1215	UF	59,081	14	2.20	14/08/2018	14/08/2032
BCHIDY0917	UF	55,619	5	1.24	16/08/2018	16/08/2023
BCHIEN1117	UF	109,543	10	2.08	25/09/2018	25/09/2028
BCHIDX0817	UF	109,311	5	1.70	22/10/2018	22/10/2023
BCHIDY0917	UF	12,025	5	1.74	22/10/2018	22/10/2023
BCHIDY0917	UF	15,299	5	1.75	22/10/2018	22/10/2023
BCHIBY1215	UF	59,374	15	2.29	24/10/2018	24/10/2033
BCHIBX0815	UF	58,998	15	2.29	24/10/2018	24/10/2033
BCHIBZ0815	UF	59,987	15	2.23	07/12/2018	07/12/2033
BCHIEJ0717	UF	82,878	9	1.99	12/12/2018	12/12/2027
Subtotal UF		1,084,426

BCHIDH0916	CLP	20,370	4	3.80	11/06/2018	11/06/2022
BONO USD	USD	32,842	10	4.26	28/09/2018	28/09/2028
BONO CHF	CHF	79,229	5	0.57	26/10/2018	26/10/2023
Subtotal other currencies		132,441
Total as of December 31, 2018		1,216,867

During the year ended December 31, 2018, there were no subordinated bonds issued.